E. LOANS, Recorded Investment in Loans (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015
Commercial Real estate
Ending balance	$ 404,964	$ 399,993	$ 394,090
Ending balance: individually evaluated for impairment	10,214	11,292	9,501
Ending balance: collectively evaluated for impairment	394,750	388,701	384,589
Real Estate Construction
Ending balance	38,163	44,816	35,868
Ending balance: individually evaluated for impairment	2,072	2,154	2,162
Ending balance: collectively evaluated for impairment	36,091	42,662	33,706
Real Estate Multi family
Ending balance	83,944	63,597	63,928
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	83,944	63,597	63,928
Real Estate 1 to 4 family
Ending balance	173,441	171,964	172,280
Ending balance: individually evaluated for impairment	3,620	4,218	4,857
Ending balance: collectively evaluated for impairment	169,821	167,746	167,423
Commercial and industrial
Ending balance	50,871	52,033	39,843
Ending balance: individually evaluated for impairment	1,236	1,782	1,813
Ending balance: collectively evaluated for impairment	49,635	50,251	38,030
Consumer
Ending balance	1,630	1,574	1,497
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	1,630	1,574	1,497
Total
Ending balance	753,013	733,977	707,506
Ending balance: individually evaluated for impairment	17,142	19,446	18,333
Ending balance: collectively evaluated for impairment	$ 735,871	$ 714,531	$ 689,173